Property, plant and equipment Disclosure NBV of Right of use Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Asset Class of RIght of use Assets [Table Text Block]
(ii)    Right-of-use assets

	December 31, 2019	December 31, 2018
	€m	€m
Net book value
Land and Buildings	62.8	—
Plant and equipment and motor vehicles	9.2	—
Computer equipment	0.4	—
Right-of-use assets	72.4	—
Additions to the right-of-use assets during the year ended December 31, 2019 were €6.2 million.
Lease liabilities are included within loans and borrowings in Note 21. Interest on lease liabilities is presented as a finance cost in Note 10. Payments of lease liabilities are included as a financing activity within the Statement of Cash Flows.